Merger Agreement (Details) - USD ($)	Sep. 07, 2020	Jun. 04, 2019
Merger Agreement (Textual)
Cash	$ 110,000,000
Sponsor shares, description	Sponsor will enter into a letter agreement at the Closing, pursuant to which the Sponsor will agree to subject 1,718,000 of its shares in the Company (the “Sponsor Shares”), which formerly constituted shares of Class B common stock of the Company held by the Sponsor, to certain transfer and other restrictions, under which (a) 859,000 Sponsor Shares will be restricted from being transferred unless and until either, for a period of five years after the Closing, (i) the share price of the Company equals or exceeds $12.00 per share for any 20 trading days within any consecutive 30-trading day period or (ii) a change of control occurs for a share price of the Company equaling or exceeding $12.00 per share, and (b) the remaining 859,000 Sponsor Shares are subject to similar restrictions except that the threshold is increased from $12.00 to $16.00. If after the five-year period, there are no triggering events, the Sponsor Shares will be forfeited and canceled for no consideration. If after the five-year period, only the triggering event described in clause (a) above has occurred, the remaining 859,000 Sponsor Shares described in clause (b) will be forfeited and canceled for no consideration.
Common stock shares issued		10,000
Aggregate consideration	$ 300,000,000
Sale of shares	30,000,000
Additional shares issued	200,000
Equity Commitment Letter [Member]
Merger Agreement (Textual)
Forward purchase agreement, description	The Equity Commitment Letter effectively terminated the forward purchase agreement entered at the time of the Public Offering requiring the Sponsor and its affiliate to purchase immediately prior to the closing of the Business Combination an aggregate of 2,500,000 units, each comprised of one share of Class A common stock and one-half of one warrant.
Common stock shares issued	4,000,000
Aggregate share value	$ 40,000,000
Share price	$ 10.00